Acquisitions and Dispositions (Details textuals) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 10,417,000	$ 9,770,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	336,600,000	350,200,000
Acquisitions and Dispositions (Textual) [Abstract]
Consideration received for franchise dispositions		97,500,000	33,700,000
Number Of Dealerships Acquired			16
Business Combination, Acquisition Related Costs		6,500,000
Payments to Acquire Businesses, Net of Cash Acquired	336,551,000	269,860,000	177,956,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1.39
Business Acquisition, Purchase Price Allocation, Liabilities Assumed		65,100,000
Other Expenses	0	(789,000)	0
Gain (Loss) on Sale of Business	13,300,000	10,200,000
Proceeds From Disposition Of Franchise Property And Equipment	144,597,000	102,186,000	39,197,000
UNITED STATES
Acquisitions and Dispositions (Textual) [Abstract]
Number Of Dealerships Acquired	7	9	10
Number of franchises awarded	2
Business Acquisition Purchase Price Allocation Goodwill	103,900,000	56,200,000
Number of dealerships disposed	7	6	3
Number of franchises disposed	1	1	2
UNITED KINGDOM
Acquisitions and Dispositions (Textual) [Abstract]
Number Of Dealerships Acquired	3	4	6
Business Acquisition Purchase Price Allocation Goodwill	16,800,000	1,500,000
Number of dealerships disposed			1
BRAZIL
Acquisitions and Dispositions (Textual) [Abstract]
Number Of Dealerships Acquired	1	18
Number of franchises awarded	1
Number of franchises acquired		22
Number of collision centers acquired		5
Business Acquisition Purchase Price Allocation Goodwill	$ 0	$ 129,400,000
Number of dealerships disposed	3